Marketable Securities: (Tables)	9 Months Ended
Sep. 30, 2016
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	September 30,	December 31,
	2016	2015
Fair value at beginning of year	$180,986	$175,541
Dispositions, at cost	(96)	-
Realized gain	(60)	-
Impairment loss	-	(46,629)
Increase in market value	348,435	52,074
Fair value at balance sheet date	$529,265	$180,986